TYPE:	13F-HR
PERIOD	09/30/2003
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	C. Galusha
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher M. Galusha, Esq.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    2845     49304   SH      SOLE             49254    	   50
Cisco Systems Inc.       Com  17275R102    3425    174824   SH      SOLE            174609    	  215
Citigroup Inc            Com  172967101    3448     75771   SH      SOLE             75677	   94
Exxon Mobil Corporation  Com  30231G102    1902     51974   SH      SOLE             51864	  110
General Electric Co.     Com  369604103    4423    148371   SH      SOLE            148021        350
Home Depot Inc.          Com  437076102    2173     68228   SH      SOLE             68063	  165
Intel Corporation        Com  458140100    1525     55413   SH      SOLE             55293	  120
Johnson & Johnson        Com  478160104    2852     57598   SH      SOLE             57488	  110
Medtronic                Com  585055106    1667     35530   SH      SOLE             35490	   40
Microsoft                Com  594918104    3501    125921   SH      SOLE            125526	  395
Nestle S.A. ADR Spon     Com  641069406    2095     36439   SH	    SOLE             36361         78
PepsiCo, Inc.		 Com  713448108	   2272     49571   SH	    SOLE	     49470	  101
Pfizer Inc               Com  717081103    3424    112691   SH      SOLE            112481	  210
Procter & Gamble         Com  742718109    9660    104069   SH      SOLE            103499	  570
Royal Dutch Petroleum    Com  780257804    2000     45244   SH      SOLE             45154         90
Tyco Intl Ltd            Com  902124106    2130    104273   SH      SOLE            104073	  200
Wal-Mart Stores Inc.     Com  931142103    2283     40879   SH      SOLE             40797	   82

/TEXT
/DOCUMENT
/SUBMISSION